Cover	Sep. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2021
Entity File Number	000-55141
Entity Registrant Name	BTCS INC.
Entity Central Index Key	0001436229
Entity Tax Identification Number	90-1096644
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	9466 Georgia Avenue #124
Entity Address, City or Town	Silver Spring
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20910
City Area Code	(202)
Local Phone Number	430-6576
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false